CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Proceeds from issuance of ordinary shares, net of issuance costs		$ 337,143	$ 563	$ 9,376
Proceeds from issuance of convertible senior notes, net of inssuance costs	$ 23,402		13,857	11,805
Ordinary shares
Proceeds from issuance of ordinary shares, net of issuance costs		$ 337,143	$ 563	$ 9,376